Debt and other liabilities - Schedule of Convertible debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Convertible Debt [Line Items]
Short term convertible debt to related party	$ 132,269
Convertible Debt Related And Non Related Parties [Member]
Convertible Debt [Line Items]
Principal amount of notes		$ 24,000,000
Accrued interest		3,221,233
Discount on convertible debt		(1,918,524)
Convertible debt under troubled debt restructuring	31,088,259
Convertible debt	31,220,528	$ 25,302,709
Convertible Debt Related And Non Related Parties [Member] | Related Party [Member]
Convertible Debt [Line Items]
Short term convertible debt to related party	$ 132,269